Promissory Note (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Less: Current portion of Notes		$ 673,332
Long-term Notes	8,310,148	6,441,000	$ 5,087,043
New Note Purchase Agreement [Member] | Secured Term Note [Member] | BAM Administrative Services, LLC & Institutional Investor (Purchaser) [Member]
Principal Balance	8,660,000	8,080,000
Less: Unamortized discount and debt issue costs	(349,852)	(965,668)
Total Notes, net of unamortized discount and debt issue costs	8,310,148	7,114,332
Less: Current portion of Notes		673,332
Long-term Notes	$ 8,310,148	$ 6,441,000